Fair Value - Quantitative Summary of Key Inputs Used in Valuation of Mortgage Loans at Fair Value (Detail) - Mortgage loans at fair value [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	2.60%	2.50%
Twelve-month projected housing price index change	2.50%	1.50%
Prepayment speed	0.10%	0.10%
Total prepayment speed	2.90%	0.50%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.00%	15.00%
Twelve-month projected housing price index change	4.80%	5.10%
Prepayment speed	10.90%	9.60%
Total prepayment speed	24.60%	27.20%
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	7.10%	7.10%
Twelve-month projected housing price index change	3.70%	3.60%
Prepayment speed	4.00%	3.70%
Total prepayment speed	17.70%	19.60%